Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 47,447	$ 46,988
Receivables, net of allowance for bad debts of $1.6 million (2024: $1.9 million)	47,741	60,871
Prepaid expenses and other assets	5,056	4,298
Advances and deposits	3,545	3,084
Inventories	11,190	11,308
Total current assets	114,979	126,549
Non-current assets
Investments and other assets, net	5,164	5,236
Vessels and vessel equipment, net	540,317	545,594
Deferred drydock expenditures, net	17,048	14,252
Advances for ballast water treatment and scrubber systems	6,803	4,845
Deferred finance fees, net	2,477	2,746
Operating lease, right-of-use asset	3,631	5,577
Total non-current assets	575,440	578,250
TOTAL ASSETS	690,419	704,799
Current liabilities
Accounts payable	9,734	6,070
Accrued expenses and other liabilities	17,767	18,313
Deferred revenue	197	482
Current portion of operating lease obligations	3,162	4,965
Total current liabilities	30,860	29,830
Non-current liabilities
Non-current portion of long-term debt	20,459	38,796
Non-current portion of operating lease obligations	368	476
Other non-current liabilities	273	273
Total non-current liabilities	21,100	39,545
TOTAL LIABILITIES	51,960	69,375
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	27,782	27,782
Stockholders' equity
Common stock	442	440
Additional paid in capital	476,458	475,812
Treasury stock	(33,524)	(33,524)
Retained earnings	167,301	164,914
Total stockholders' equity	610,677	607,642
Total redeemable preferred stock and stockholders' equity	638,459	635,424
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 690,419	$ 704,799